Expense Example	Apr. 30, 2025 USD ($)
Crawford Large Cap Dividend Fund | CRAWFORD LARGE CAP DIVIDEND FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Crawford Large Cap Dividend Fund | CRAWFORD LARGE CAP DIVIDEND FUND - CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,296
Crawford Small Cap Dividend Fund | Crawford Small Cap Dividend Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,373
Crawford Multi-Asset Income Fund | Crawford Multi-Asset Income Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	$ 1,478